Loan Servicing (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Servicing rights:
Beginning of year	$ 348	$ 414
Additions	174	66
Amortized to expense	(139)	(105)
Change in valuation allowance	(39)	(27)
End of year	344	348
Valuation allowance:
Beginning of year	119	92
Additions expensed	44	48
Reductions credited to expense	(5)	(21)
Direct write-downs
End of year	$ 158	$ 119